Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 23,656	$ 21,547
Long-term debt	24,698	22,320
Less: Deferred financing costs and debt discounts	(147)	(129)
Less: Current installments of long-term debt	(990)	(690)
Long-term debt less current portion and deferred financing costs and debt discounts	23,561	21,501
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	133	133
Credit facility
Debt Instrument [Line Items]
Long-term debt	909	640
Less: Current installments of long-term debt	(371)	(252)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 909	$ 640